Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Surrozen, Inc./DE
Entity Central Index Key	0001824893
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Tax Identification Number	98-1556622
Entity Address, Address Line One	171 Oyster Point Blvd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	489-9000
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2834
Amendment Description	This Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-259496), or the Registration Statement, of Surrozen, Inc., as originally filed with the Securities and Exchange Commission, or the SEC, on September 13, 2021, as amended on November 8, 2021 by Amendment No.1 and declared effective by the SEC on November 9, 2021, as further amended on March 29, 2022 by Post-Effective Amendment No.1 and declared effective on March 29, 2022, is being filed pursuant to the undertakings in Item 17 of the Registration Statement to (i) include information contained in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022 that was filed with the SEC on March 31, 2023 and (ii) update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	171 Oyster Point Blvd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	489-9000
Contact Personnel Name	Craig Parker